Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]	Basis of Presentation: The accompanying financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP).
Consolidation, Policy [Policy Text Block]

Principles of Consolidation:

The accompanying consolidated financial statements represent the consolidation of the accounts of the Company and its subsidiaries. The subsidiaries are fully consolidated from the date on which control is transferred to the Company. Subsidiaries are those entities in which NewLead has an interest of more than one half of the voting rights or otherwise has power to govern the financial and operating policies of each one.

The Company also consolidates entities that are determined to be variable interest entities as defined in the accounting guidance, if it determines that it is the primary beneficiary. A variable interest entity is defined as a legal entity where either (a) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity’s residual risks and rewards, or (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity’s activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights The Company currently has no variable interest entities. All inter-company balances and transactions have been eliminated upon consolidation.

Use of Estimates, Policy [Policy Text Block]

Use of Estimates:

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. On an ongoing basis, management evaluates the estimates and judgments, including those related to fair value measurements, future dry-dock dates, the selection of useful lives for tangible and intangible assets, expected future cash flows from long-lived assets to support impairment tests, expected future cash flows from reporting units to support goodwill impairment tests, provisions necessary for accounts receivables, provisions for legal disputes, and contingencies. Management bases its estimates and judgments on historical experience and on various other factors that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates under different assumptions and/or conditions.

Foreign Currency Transactions and Translations Policy [Policy Text Block]

Foreign Currency Transactions:

The functional currency of the Company is the U.S. dollar because the Company’s vessels operate in international shipping markets, and therefore primarily transact business in U.S. dollars and the Company’s debt is denominated in U.S. dollars. The Company’s accounting records are maintained in U.S. dollars. Transactions involving other currencies during a year are converted into U.S. dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are translated to reflect the period-end exchange rates. Resulting gains or losses are reflected in the accompanying consolidated statements of operations.

Cash and Cash Equivalents, Policy [Policy Text Block]	Cash and Cash Equivalents: The Company considers highly liquid investments, such as time deposits and certificates of deposit, with an original maturity of three months or less to be cash equivalents.
Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]

Restricted Cash:

Restricted cash includes additional minimum cash deposits required to be maintained with certain banks under the Company’s borrowing arrangements. In addition, it includes cash collateral, cash that can be withheld at any time by such banks following events of default, as well as retention accounts which contain the proceeds from the sale of the vessels. The funds can only be used for the purposes of interest payments and loan repayments. In relation to the discontinued coal business, restricted cash referred to standby letter and purchase cards (refer Note 22).

Trade and Other Accounts Receivable, Policy [Policy Text Block]

Trade Receivables, Net and Other Receivables:

The amount shown as trade receivables, net at each balance sheet date includes estimated recoveries from charterers for hire, freight and demurrage billings, net of allowance for doubtful accounts. Accounts receivable involve risk, including the credit risk of nonpayment by the customer. Accounts receivable are considered past due based on contractual and invoice terms. An estimate is made of the allowance for doubtful accounts based on a review of all outstanding amounts at each period, and an allowance is made for any accounts which management believes are not recoverable. Bad debts are written off in the year in which they are identified. The allowance for doubtful accounts at December 31, 2015 and December 31, 2014 amounted to $2,573 and $2,429 respectively, related to the shipping business. Other receivables relate mainly to claims for hull and machinery and loss of hire insurers, guarantees, as well as to amounts to be received from Lemissoler Maritime Company W.L.L. (“Lemissoler”) for the settlement of outstanding liabilities relating to the four dry bulk vessels, as part of an agreement entered into with Lemissoler on November 28, 2012.

For the discontinued coal business the amount included in trade receivables, net (refer Note 22) at each balance sheet date included estimated recoveries from customers, net of allowance for doubtful accounts. The allowance for doubtful accounts at December 31, 2015 and December 31, 2014 amounted to $396 and nil respectively. Other receivables relate mainly to notes receivable. The allowance for doubtful accounts at December 31, 2015 and December 31, 2014 amounted to $593 and $6,558 respectively (Refer to Note 19 and 22).

Inventory, Policy [Policy Text Block]

Inventories:

Inventories, which comprise bunkers and lubricants remaining on board the vessels at year end, are valued at the lower of cost as determined using the first in-first out (FIFO) method or market value.

For the discontinued coal business, coal inventories, if any, are stated at the lower of average cost or market. The cost of coal inventories is determined based on average cost of production, which includes all costs incurred to extract, transport and process the coal. Market represents the estimated replacement cost, subject to a floor and ceiling, which considers the future sales price of the product as well as remaining estimated preparation and selling costs. Coal, if any, is reported as inventory at the point in time the coal is extracted from the mine. Material and supplies inventories are valued at average cost, less an allowance for obsolete and surplus items. The Company’s mining operations do not currently have inventory on hand (Refer to Note 22).

Equity Method Investments, Policy [Policy Text Block]

Equity Investment:

The Company uses the equity method of accounting to account for its interest in New Lead JMEG LLC, recording the initial investment at cost. Subsequently, the carrying amount of the investment is increased to reflect the Company’s share of income of the investee and capital contributions, and is reduced to reflect the Company’s share of losses of the investee or distributions received from the investee. During 2015, the Company recorded an allowance for doubtful accounts of $1,943 relating to the recoverability of part of the receivable amounts due from New Lead JMEG LLC. During 2014, the Company recorded an allowance for doubtful accounts of $2,249 relating to the recoverability of part of the receivable amounts due from New Lead JMEG LLC. During 2013, the Company recorded an impairment of $1,077 in respect of the New Lead JMEG LLC, as a result of the Company’s assessment of the recoverability of this investment. As of December 31, 2015 and 2014, the carrying amount of the investment in New Lead JMEG LLC was nil.

Property, Plant and Equipment, Policy [Policy Text Block]

Vessels and Other Fixed Assets, net:

Vessels are stated at cost less accumulated depreciation and impairment losses. Cost consists of the contract price, delivery and acquisition expenses, interest cost while under construction, and, where applicable, initial improvements. Vessels acquired through an asset acquisition or through a business combination are recorded at fair value. Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earnings capacity or improve the efficiency or safety of a vessel; otherwise, these amounts are charged to expenses as incurred.

Depreciation of a vessel is computed using the straight-line method over the estimated useful life of the vessel, after considering the estimated salvage value of the vessel. Each vessel’s salvage value is equal to the product of its lightweight tonnage and estimated scrap value per lightweight ton. Management estimates the useful life of the Company’s vessels to be 25 years from the date of its initial delivery from the shipyard. However, when regulations place limitations over the ability of a vessel to trade, its useful life is adjusted to end at the date such regulations become effective.

Fixed assets are stated at cost. The cost and related accumulated depreciation of fixed assets sold or retired are removed from the accounts at the time of sale or retirement and any gain or loss is included in the accompanying statements of operations.

Depreciation of fixed assets is computed using the straight-line method. Annual depreciation rates, which approximate the useful life of the assets, are:

Furniture, fixtures and equipment:	3 years
Computer equipment and software	3 years

For the discontinued coal business, property, plant and equipment were recorded at cost. Depreciation was computed using the straight-line method based on the estimated useful lives, ranging from 3 years to 17 years, of the respective assets (Refer to Note 22).

For the discontinued coal business, land and mining property were carried at cost. Expenditures that extend the useful lives of existing plant and equipment or increase productivity of the assets were capitalized. Maintenance and repair costs that do not extend the useful life or increase productivity of the asset were expensed as incurred (Refer to Note 22).

Discontinued Operations, Policy [Policy Text Block]

Assets Held for Sale/Discontinued Operations:

Long-lived assets are classified as “Assets held for sale” when the following criteria are met: management has committed to a plan to sell the asset; the asset is available for immediate sale in its present condition; an active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated; the sale of the asset is probable, and transfer of the asset is expected to qualify for recognition as a completed sale within one year; the asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Assets classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These assets are not depreciated once they meet the criteria to be held for sale.

The Company reports discontinued operations when the operations and cash flows of a component, have been (or will be) eliminated from the ongoing operations of the Company, and the operations and cash flows will not be replaced or the Company does not have the ability to replace the component, and the Company will not have any significant continuing involvement in the operations of the component after its disposal. All assets held for sale are considered discontinued operations for all periods presented. During the year ended December 31, 2015, management intends to sell VAG, VPP and Five Mile prior to the end of the fiscal year 2016. The financial statements have been reclassified in order to represent these operations as discontinued operations and their assets as held for sale for the all the periods of the financial statements (Refer to Note 22).

Accounting for Special Survey and Dry Docking Costs [Policy Text Block]

Accounting for Special Survey and Dry-docking Costs:

The Company’s vessels are subject to regularly scheduled dry-docking and special surveys, which are carried out every 30 or 60 months to coincide with the renewal of the related certificates issued by the Classification Societies, unless a further extension is obtained in rare cases and under certain conditions. The costs of dry-docking and special surveys are deferred and amortized over the above periods or to the next dry-docking or special survey date if such date has been determined.

Costs incurred during the dry-docking period relating to routine repairs and maintenance are expensed. The unamortized portion of special survey and dry-docking costs for vessels sold is included as part of the carrying amount of the vessel in determining the gain/ (loss) on sale of the vessel. The balance is included in the Vessels and other fixed assets, net.

Mining Exploration and Development Costs [Policy Text Block]

Mining Exploration and Development Costs:

Exploration-Stage Company:

The Company’s mining segment was considered to be an exploration stage company under SEC criteria because it had not demonstrated the existence of proven or probable reserves at any of the properties. Accordingly, as required by the SEC guidelines and U.S. GAAP for companies in the exploratory stage, substantially all of its investment in mining properties subsequent to acquisition were expensed and therefore did not appear as assets on its balance sheet. The Company therefore also had expensed exploration and development expenditures related to the properties. Certain expenditures, such as expenditures for general purpose equipment, may were capitalized, subject to management evaluation of the possible impairment of the asset.

The Company expenses mining exploration costs. At the point when a property is determined to have reserves, subsequent development costs will be capitalized and will be charged to operations using the units-of-production method over proven and probable reserves. Upon abandonment or sale of a mineral property, all capitalized costs relating to the specific property are written off in the period abandoned or sold and a gain or loss is recognized (refer to Note 22)

Explorationstage Company [Policy Text Block]

Exploration-Stage Company:

The Company’s mining segment was considered to be an exploration stage company under SEC criteria because it had not demonstrated the existence of proven or probable reserves at any of the properties. Accordingly, as required by the SEC guidelines and U.S. GAAP for companies in the exploratory stage, substantially all of its investment in mining properties subsequent to acquisition were expensed and therefore did not appear as assets on its balance sheet. The Company therefore also had expensed exploration and development expenditures related to the properties. Certain expenditures, such as expenditures for general purpose equipment, may were capitalized, subject to management evaluation of the possible impairment of the asset.

Owned and Leased Mineral Rights [Policy Text Block]

Owned and Leased Mineral Rights, net:

For the discontinued coal business, costs to obtain leased mineral rights were capitalized. Leased mineral rights were amortized as depletion expense using the units-of-production method. Only proven and probable reserves were included in the depletion base. Depletion expense was included in depreciation, depletion and amortization on the accompanying consolidated financial statements.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

Impairment of Long-lived Assets:

Long-lived assets and finite lived identifiable intangibles held and used by an entity are required to be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. If the future net undiscounted cash flows from the asset group are less than the carrying values of the asset group, an impairment loss is recorded equal to the difference between the asset’s carrying value and its fair value.

Shipping Segment

Undiscounted projected net operating cash flows are determined for each asset group and compared to the carrying value of the vessel and related carrying value of the intangible (backlog asset and deferred charter revenue) with respect to the time charter agreement attached to that vessel or the carrying value of deposits for newbuildings. Within the shipping industry, vessels are customarily bought and sold with a charter attached. The value of the charter may be favorable (backlog asset) or unfavorable (deferred charter revenue) when comparing the charter rate to then current market rates. The loss recognized either on impairment (or on disposition) will reflect the excess of carrying value over fair value (selling price) for the vessel asset group. For vessels under construction, the net estimated cash flows also include the future cash outflows to make vessels ready for use, all remaining progress payments to shipyards and other pre-delivery expenses (e.g. capitalized interest).

The significant factors and assumptions the Company used in the undiscounted projected net operating cash flow analysis included, among others, operating revenues, off-hire revenues, dry-docking costs, operating expenses and management fee estimates. Revenue assumptions were based on a number of factors for the remaining life of the vessel: (a) contracted time charter rates up to the end of life of the current contract of each vessel, (b) the most recent ten-year average historical one-year time charter rates (adjusted for market conditions), (c) the respective vessel’s age as well as considerations such as scheduled and unscheduled off-hire days based on historical experience (d) the likelihood of the sale of the asset group and (e) market data for the oil tanker/asphalt carriers. Operating expense assumptions included an annual escalation factor. All estimates used and assumptions made were in accordance with the Company’s historical experience. Fair value is determined using the valuation derived from market data.

The Company’s impairment assessment as of December 31, 2015, 2014 and 2013, indicated that the vessels’ undiscounted projected net operating cash flows, excluding the vessel for which impairment was recorded, were in excess of their carrying values by more than 37%, 45% and 55%, respectively.

Moreover, the Company performed a sensitivity analysis as of December 31, 2015 for the dry bulk vessels, due to the deterioration in dry bulk spot market, on the most sensitive and/or subjective assumptions that have the potential to affect the outcome of the test, principally the projected charter rate used to forecast future cash flows for unchartered days. The sensitivity analysis did not result in an impairment to be recognized on any of the Company’s dry bulk vessels when assuming a significantly reduced rates for the next two fiscal years, in comparison with the ten-year average (of the one-year charter rate for similar vessels), which is the rate that the Company uses to forecast future cash flows for unchartered days. As of December 31, 2015, the fair value of all the bitumen vessels was higher than their carrying value.

The vessel valuations, which represent the current fair value of the vessels considering the current historically low dry bulk charter rates, and the carrying value per vessel are as follows (as of December 31, 2015):

	Vessel Valuations	Carrying Value
NEWLEAD VICTORIA (Dry bulk)	$5,580	$26,254
NEWLEAD ALBION (Dry bulk)	$7,535	$16,748
NEWLEAD VENETICO (Dry bulk)	$7,540	$16,966
NEWLEAD CASTELLANO (Dry bulk)	$8,670	$21,723
MT SOFIA (Oil tanker/ Asphalt)	$7,125	$5,204
NEWLEAD GRANADINO (Oil tanker/ Asphalt)	$9,760	$8,134
NEPHELI (Oil tanker/ Asphalt)	$7,770	$5,970
IOLI (Oil tanker/ Asphalt)	$7,770	$5,128
KATERINA L. (Oil tanker/ Asphalt)	$7,800	$5,307

The current assumptions used and the estimates made are highly subjective, and could be negatively impacted by further significant deterioration in charter rates or vessel utilization over the remaining life of the vessels, which could require the Company to record a material impairment charge in future periods. The Company performed an impairment assessment of the long-lived assets groups during the years ended December 31, 2015, 2014, and 2013. For the year ended December 31, 2015, the Company recorded an impairment charge totaling $1,214 in continuing operations on one of its vessels that was sold on December 23, 2015. For the year ended December 31, 2014, the Company recorded an impairment charge totaling $209 in continuing operations on one of its vessels that were held and used as of December 31, 2014. For the year ended December 31, 2013, the Company did not record an impairment charge in respect of its vessels.

Discontinued Coal Segment

Long-lived assets, such as owned and leased mineral rights and intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset groups may not be recoverable. Recoverability of assets or asset groups to be held and used is measured by a comparison of the carrying amount of an asset or asset group to the estimated undiscounted future cash flows expected to be generated by the asset or asset group. If the carrying amount of an asset or asset group exceeds its estimated future cash flows, an impairment charge is recognized equal to the amount by which the carrying amount of the asset or asset group exceeds the fair value of the asset or asset group. Assets to be disposed would separately be presented in the balance sheet and reported at the lower of the carrying amount or fair value less costs to sell, and would no longer be depreciated. The assets and liabilities of a disposal group classified as held for sale would be presented separately in the consolidated balance sheets (refer Note 22).

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]

Goodwill:

Goodwill is tested for impairment at the reporting unit level at least annually. Goodwill represents the excess of the cost of an acquired entity over the net amounts assigned to identifiable assets acquired and liabilities assumed. The Company evaluates goodwill for impairment using a two-step process. First, the aggregate fair value of the reporting unit is compared to its carrying amount, including goodwill. The Company determines the fair value based on a discounted cash flow analysis or the recent acquisition prices for acquisitions occurring close to year end. During 2014, in respect of the 100% acquisition of the companies Nepheli Marine Company, Aeolus Compania Naviera S.A. and Kastro Compania Naviera S.A., goodwill was recorded in the amount $236 (Note 7). During 2013, in respect of the acquisition of Viking Prep Plant LLC, goodwill was recorded in the amount $28,007 (Note 22).

If the fair value of the reporting unit exceeds its carrying amount, no impairment exists. If the carrying amount of the reporting unit exceeds its fair value, then the Company must perform the second step in order to determine the implied fair value of the reporting unit’s goodwill and compare it with its carrying amount. The implied fair value is determined by allocating the fair value of the reporting unit to all the assets and liabilities of that reporting unit, as if the reporting unit had been acquired in a business combination and the fair value of the reporting unit was the purchase price. If the carrying amount of the goodwill exceeds its implied fair value, then goodwill impairment is recognized by writing the goodwill down to the implied fair value. As of December 31, 2015, due to the Company’s intention to sell VPP a goodwill impairment charge of $23,314 was recorded (Note 22). As of December 31, 2014, due to the sharp decrease in coal prices a goodwill impairment charge of $4,693 was recorded (Note 22). As of December 31, 2013, no triggering event had occurred requiring an impairment to be recorded. For the year ended December 31, 2015, the Company did not record a goodwill impairment charge in respect of the 100% acquisition of the companies Nepheli Marine Company, Aeolus Compania Naviera S.A. and Kastro Compania Naviera S.A..

Backlog Asset and Deferred Charter Revenue [Policy Text Block]

Backlog Asset/Deferred Charter Revenue:

Where the Company identifies any assets or liabilities associated with the acquisition of a vessel, the Company typically records all such identified assets or liabilities at fair value. Fair value is determined by reference to market data. The Company values any asset or liability arising from the time or bareboat charters assumed based on the market value at the time a vessel is acquired. The amount to be recorded as an asset or liability at the date of vessel delivery is based on the difference between the current fair value of a charter with similar characteristics as the time charter assumed and the net present value of future contractual cash flows from the time charter contract assumed. When the present value of the time charter assumed is greater than the current fair value of a charter with similar characteristics, the difference is recorded as a backlog asset. When the net present value of the time or bareboat charter assumed is lower than the current fair value of a charter with similar characteristics, the difference is recorded as deferred charter revenue. Such assets and liabilities, respectively, are amortized as an increase in, or a reduction of, “Depreciation, depletion and Amortization Expense” over the remaining period of the time or bareboat charters acquired.

Commitments and Contingencies, Policy [Policy Text Block]

Provisions:

The Company, in the ordinary course of business, is subject to various claims, suits and complaints. Management provides for a contingent loss in the financial statements if the contingency has been incurred at the date of the financial statements and the amount of the loss can be reasonably estimated. In accordance with the guidance issued by the Financial Accounting Standards Board (“FASB”), in accounting for contingencies, if the Company has determined that the reasonable estimate of the loss is a range, and there is no best estimate amount within the range, the Company will provide the lower amount of the range. See Note19 “Commitments and Contingent Liabilities” for further discussion.

The Company participates in Protection and Indemnity (P&I) insurance plans provided by mutual insurance associations known as P&I clubs. Under the terms of these plans, participants may be required to pay additional premiums (supplementary calls) to fund operating deficits incurred by the clubs (“back calls”). Obligations for back calls are accrued annually based on information provided by the clubs and when the obligations are probable and estimable.

Asset Retirement Obligations, Policy [Policy Text Block]

Asset Retirement Obligations:

Minimum standards for mine reclamation have been established by various regulatory agencies and dictate the reclamation requirements at the Company’s operations. For the discontinued coal business, the Company’s asset retirement obligations consisted principally of costs to reclaim acreage disturbed at surface operations, estimated costs to reclaim support acreage, treat mine water discharge and perform other related functions at underground mines. The Company recorded these reclamation obligations at fair value in the period in which the legal obligation associated with the retirement of the long-lived asset is incurred. When the liability was initially recorded for operations that were not reclaimed, the offset was capitalized by increasing the carrying amount of the related long-lived asset. When the liability was initially recorded at operations that were afterwards reclaimed, the offset was recorded to cost of coal sales.

Over time, the liability was accreted and any capitalized cost was depreciated over the useful life of the related asset. To settle the liability, the obligation is paid, and to the extent there was a difference between the liability and the amount of cash paid, a gain or loss upon settlement was recorded. The Company annually reviewed its estimated future cash flows for its asset retirement obligations.

Marketable Securities, Available-for-sale Securities, Policy [Policy Text Block]

Accounting for Available for Sale Investments:

The Company classifies its existing marketable equity securities as available for sale. These securities are carried at fair value, with unrealized gains and losses excluded from earnings and reported directly in stockholders’ equity as a component of other comprehensive income / (loss) unless an unrealized loss is considered “other-than-temporary,” in which case it is transferred to the consolidated statements of operations. For the year ended December 31, 2014, the investment that was accounted for as available for sale has been sold and a total amount of $31 has been realized as loss in consolidated statements of operations. Total proceeds from the sale of the available for sale securities were $497. The securities were registered in the Korea Stock exchange and were sold at the fair value of the securities at the date of sale. A total amount of $6 was reclassified out of accumulated other comprehensive income into earnings, since until the date of the sale of the securities there was a reduction in value of $28 recorded in the accumulated other comprehensive income.

Lease, Policy [Policy Text Block]

Leases:

Leases are classified as capital leases whenever the terms of the lease transfer substantially all the risks and rewards of ownership to the lessee. All other leases are classified as operating leases. The Company records vessels under capital leases as fixed assets at the lower of the present value of the minimum lease payments at inception of the lease or the fair value of the vessel. Vessels under capital leases are amortized over the estimated remaining useful life of the vessel for capital leases which provide for transfer of title of the vessel to the Company upon expiration of the lease.

Payments made for operating leases are expensed on a straight-line basis over the term of the lease. Office and warehouse rental expense is recorded in “General and administrative expenses” in the consolidated statements of operations.

Selling, General and Administrative Expenses, Policy [Policy Text Block]

General and Administrative expenses:

General and administrative expenses include payroll and personnel related expenses, board remuneration, executive officers compensation, directors and officers insurance, share based compensation, travel expenses, communication expenses, office expenses, audit fees, legal fees, advisory fees, stock exchange fees and other related costs. During the years ended December 31, 2015, 2014 and 2013, total share based compensation was $14,156, $23,402, and $25,193 ($12,664 was related to the cost for the severance bonuses granted the Company’s former chairman and former Chief Operating Officer after their resignations), respectively. In addition, during the year ended December 31, 2013, the Company incurred various consultation/advisory fees of $19,233 (out of which, $5,472 refers to warrant expense), in relation to the Company’s efforts to implement its business plan, a major part of which was its vertical integration strategy. During the year ended December 31, 2013, the Company also recorded an expense of $26,774 for fees paid with shares related to coal property acquisitions that were not finalized, which are included in discontinued operations.

Debt, Policy [Policy Text Block]

Financing Costs:

Fees incurred for obtaining new debt are deferred and amortized over the life of the related debt, using the effective interest rate method.

Fees incurred in a refinancing of existing debt continue to be amortized over the remaining term (or expected remaining term) of the new debt where there is a modification of the debt. Fees incurred in a refinancing of existing loans where there is an extinguishment of the old debt are written off and included in the debt extinguishment gain or loss.

Interest Expense, Policy [Policy Text Block]

Interest and Finance Expenses:

Interest expenses include interest, commitment fees, arrangement fees, amortization of deferred financing costs, amortization of the beneficial conversion feature, costs related to share settled debt and other similar charges. Interest incurred during the construction of a newbuilding is capitalized in the cost of the newbuilding. The amount of interest expense is determined by the amount of loans and advances outstanding from time to time and interest rates. The effect of changes in interest rates may be reduced (increased) by interest rate swaps or other derivative instruments. The Company has historically used interest rate swaps to economically hedge its interest rate exposure under its loan agreements.

Revenue Recognition, Policy [Policy Text Block]

Accounting for Revenue and Expenses:

Shipping segment

The Company generates its revenues from charterers for the charter hire of its vessels. Vessels are chartered using either time and bareboat charters, where a contract is entered into for the use of a vessel for a specific period of time and a specified daily charter hire rate, or voyage charters, where a contract is made in the spot market for the use of a vessel for a specific voyage for a specified charter rate. If a charter agreement exists, price is fixed, service is provided and collection of the related revenue is reasonably assured, revenue is recognized as it is earned ratably on a straight-line basis over the duration of the period of each time charter as adjusted for the off-hire days that the vessel spends undergoing repairs, maintenance and upgrade work depending on the condition and specification of the vessel and address commissions. A voyage is deemed to commence and revenue begins to be recognized upon the completion of discharge of the vessel’s previous cargo and is deemed to end upon the completion of the discharge of the current cargo. Revenues from the technical and the operational management of vessels owned by a third party are not considered significant ($186, $449 and $591 during the years ended December 31, 2015, 2014 and 2013, respectively).

Profit sharing represents the Company’s portion of the excess of the actual net daily charter rate earned by the Company’s charterers from the employment of the Company’s vessels over a predetermined base charter rate, as agreed between the Company and its charterers. Such profit sharing is recognized in revenue when mutually settled.

Demurrage income represents payments by the charterer to the vessel owner when loading or discharging time exceeded the stipulated time in the voyage charter and is recognized as incurred.

Deferred income represents cash received on charter agreement prior to the balance sheet date and is related to revenue not meeting the criteria for recognition.

Coal Segment

For its discontinued coal operations, the Company earned revenues primarily through the processing of coal. The Company recognized revenue from the processing of coal when the following general revenue recognition criteria exist: 1) persuasive evidence of an arrangement existed; 2) delivery had occurred or services had been rendered; 3) the price to the buyer was fixed or determinable; and 4) collectability was reasonably assured. Revenue from coal processing was recognized upon completion of the service, which generally occurred when the proceeded coal was delivered back to the customers.

The coal sales, if any, were determined to be complete for revenue recognition purposes when title and risk of loss had passed to the customer in accordance with stated contractual terms and there were no other future obligations related to the shipment. For domestic shipments, title and risk of loss generally passed as the coal was loaded into transport carriers for delivery to the customer. For international shipments, title generally passed at the time coal was loaded onto the shipping vessel.

Voyage Expenses [Policy Text Block]

Voyage Expenses:

Voyage expenses comprise all expenses related to each particular voyage, including time charter hire paid and voyage freight paid bunkers, port charges, canal tolls, cargo handling and agency fees.

Vessel Operating Expenses [Policy Text Block]

Vessel Operating Expenses:

Vessel operating expenses consist of all expenses relating to the operation of vessels, including crewing, repairs and maintenance, insurance, stores and lubricants and miscellaneous expenses such as communications. Vessel operating expenses exclude fuel cost, port charges, agency fees, canal tolls and extra war risk insurance, which are included in “voyage expenses”.

Insurance Claims [Policy Text Block]

Insurance Claims:

Insurance claims represent the claimable expenses, net of deductibles, which are probable to be recovered from insurance companies and are included in “Other Receivables”. Any costs to complete the claims are included in accrued liabilities. The Company accounts for the cost of possible additional call amounts under its insurance arrangements in accordance with the accounting guidance for contingencies based on the Company’s historical experience and the shipping industry practices.

Maintenance Cost, Policy [Policy Text Block]

Repairs and Maintenance:

Expenditure for routine repairs and maintenance of the vessels is charged against income in the period in which it is incurred. Major vessel improvements and upgrades are capitalized to the cost of vessel.

Fair Value of Financial Instruments, Policy [Policy Text Block]

Financial Instruments (True up clauses and interest rate swap agreements):

Financial instruments are recognized in the balance sheets at their fair values as either assets or liabilities. Changes in the fair value of financial instruments that are designated and qualify as cash flow hedges, and that are highly effective, are recognized in other comprehensive income. If financial instruments transactions do not meet the criteria to qualify for hedge accounting, any unrealized changes in fair value are recognized immediately in the statements of operations.

Gain/loss arising on the termination of interest rate swap agreements qualifying as hedging instruments are deferred and amortized over the shorter of the life of the hedged debt or the hedging instrument.

Historically, the Company has entered into various interest rate swap agreements (see Note 18) that did not qualify for hedge accounting. As such, the fair value of these agreements and changes therein was recognized in the balance sheets and statements of operations, respectively. As of December 31, 2014, the interest rate swap agreements had expired.

The Company entered into several settlement agreements with various vendors, issued convertible notes and compensated employees containing true up clauses, or share sale proceeds guarantees and as a result the Company recorded such liabilities at fair value of $10,067, $39,300 and $20,222, at December 31, 2015, 2014 and 2013, respectively (see Note 18).

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

Share-based Compensation:

The Company measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award (with limited exceptions). The grant-date fair value of employee share options and similar instruments are estimated using option- pricing models adjusted for the unique characteristics of those instruments. The cost is recognized over the period during which an employee is required to provide service in exchange for the award - the requisite service period (usually the vesting period). No compensation cost is recognized for equity instruments for which employees do not render the requisite service. If an equity award is modified after the grant date, incremental compensation cost will be recognized in an amount equal to the excess of the fair value of the modified award over the fair value of the original award immediately before the modification.

Warrants [Policy Text Block]

Warrants:

The Company initially measures warrants at fair value. If warrants meet accounting criteria for equity classification then there is no other measurement subsequent to their issue. If based on their contractual terms warrants need to be recorded as derivative liabilities, then they are remeasured to fair value at each reporting period with changes recognized in the statements of operations.

Segment Reporting, Policy [Policy Text Block]

Segment Reporting:

Operating segments, as defined, are components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing financial performance. The reportable segments reflect the internal organization of the Company and are strategic businesses that offer different products and services. The Company reports financial information and evaluates its operations by revenues. Management, including the chief operating decision makers, reviews operating results solely by revenue and operating results. Refer to Note 15 and 22.

Business Combinations Policy [Policy Text Block]

Business Combination:

The Company uses the acquisition method of accounting for business combinations, which requires an acquirer in a business combination to recognize the assets acquired, the liabilities assumed and any non-controlling interest in the acquiree, at their fair values at the acquisition date. The expenses of the acquisition and any related restructuring costs are recognized separately in the consolidated statements of operations. The acquired company's operating results are included in the Company's consolidated financial statements starting on the date of acquisition.

The purchase price is equivalent to the fair value of the consideration transferred and liabilities incurred, including liabilities related to contingent consideration. Tangible and identifiable intangible assets acquired and liabilities assumed as of the date of acquisition are recorded at the acquisition date fair value. Goodwill is recognized for the excess of the purchase price over the net fair value of identifiable assets acquired and liabilities assumed. When the fair value of net assets acquired exceeds the fair value of consideration transferred plus any non-controlling interest in the acquiree, the excess is recognized as a gain in the consolidated statement of operations.

Earnings Per Share, Policy [Policy Text Block]

Loss per Share:

The Company has presented loss per share for all periods presented based on the weighted-average number of its outstanding common shares during the periods after giving retroactive effect to reverse stock splits. Due to the Net Loss in the years ended December 31, 2015, 2014 and 2013 the effect of dilutive or potentially dilutive securities is anti-dilutive, accordingly there is no difference between basic and diluted net loss per share.

Income Tax, Policy [Policy Text Block]

Income Taxes

The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements. Under this method, deferred tax assets and liabilities are determined based on the differences between the consolidated financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Company records net deferred tax assets to the extent management believes these assets will more likely than not be realized. In making such a determination, management considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. In the event management were to determine that the Company would be able to realize its deferred income tax assets in the future in excess of their net recorded amount, management would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

The Company records uncertain tax positions in accordance with ASC 740 on the basis of a two-step process whereby the Company determines whether it is more likely than not that the tax positions will be sustained based on the technical merits of the position and if those tax positions meet that threshold, the Company recognizes the largest amount of tax benefit that is greater than 50 percent likely to be realized upon ultimate settlement with the related tax authority. The Company’s policy is to record interest and penalties related to uncertain tax positions as part of income tax expense. As of December 31, 2015 the Company has no uncertain tax positions recorded in any jurisdiction where it is subject to income tax.The Company recorded liabilities for income tax positions taken or expected to be taken when those positions are deemed uncertain to be upheld in an examination by taxing authorities. As of December 31, 2015, the tax years ended December 31, 2015, 2014 and 2013 were open for potential examination by taxing authorities. No liabilities for uncertain income tax positions were recorded as of December 31, 2015, 2014 and 2013.